Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income	$ 2,018,994	$ 2,219,615
Denominator:
Weighted-average shares used in computing basic and diluted net income per share	10,987,679	10,987,679
Net income per share of ordinary shares: -basic and diluted	$ 0.18	$ 0.20